Fees Summary	Aug. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 162,559,745
Total Fee Amount	22,451
Total Offset Amount	0
Net Fee	$ 22,451
Offset Table N/A	N/A